CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Current assets
Cash and cash equivalents	$ 279,306	¥ 1,809,288	¥ 1,093,285
Restricted cash	24,107	156,161
Short-term investments	4,513	29,234	513,621
Accounts receivable (net of allowance for doubtful accounts of RMB3,230 and RMB17,592 (US$2,716) as of December 31, 2014 and 2015, respectively)	95,797	620,556	260,347
Prepayments and other current assets	55,363	358,631	180,029
Due from related parties	9,843	63,762	43,570
Deferred tax assets	610	3,954	2,693
Total current assets	469,539	3,041,586	2,093,545
Non-current assets:
Property and equipment, net	18,421	119,329	45,905
Intangible assets, net	35,819	232,029	199,616
Goodwill	94,665	613,220	261,686
Investment in equity investees	30,832	199,723	131,707
Other long-term investments	107,829	698,497	207,135
Deferred tax assets	1,983	12,843	6,384
Other non-current assets	3,924	25,422	55,197
Total non-current assets	293,473	1,901,063	907,630
Total assets	763,012	4,942,649	3,001,175
Current liabilities (including current liabilities of the VIEs and a VIE's subsidiary without recourse to the Company amounting to RMB179,313 and RMB277,364 (US$42,818) as of December 31, 2014 and 2015, respectively) (note 1)
Short-term loan	20,111	130,273
Accounts payable	21,149	136,997	61,793
Accrued expenses and other current liabilities	200,266	1,297,288	481,694
Redemption right liabilities	73	474	520
Deferred revenue	8,360	54,155	44,180
Due to related parties	9,661	62,580	29,885
Income tax payable	4,092	26,506	3,584
Deferred tax liabilities	64	414
Total current liabilities	263,776	1,708,687	621,656
Non-current liabilities (including non-current liabilities of the VIEs and a VIE's subsidiary without recourse to the Company amounting to RMB2,828 and RMB2,160 (US$333) as of December 31, 2014 and 2015, respectively) (note 1)
Long-term loans	1,624	10,523
Deferred revenue	382	2,477	1,134
Deferred tax liabilities	15,284	99,006	65,991
Other non-current liabilities	11,397	73,826	29,525
Total noncurrent liabilities	28,687	185,832	96,650
Total liabilities	$ 292,463	¥ 1,894,519	¥ 718,306
Commitments and contingencies
Shareholders' equity:
Additional paid-in capital	$ 381,080	¥ 2,468,562	¥ 2,059,983
Accumulated other comprehensive income	19,111	123,795	3,373
Retained earnings	49,299	319,356	142,760
Total Cheetah Mobile Inc. shareholders' equity	449,525	2,911,939	2,206,338
Noncontrolling interests	21,024	136,191	76,531
Total equity	470,549	3,048,130	2,282,869
Total liabilities, noncontrolling interests and shareholders' equity	763,012	4,942,649	3,001,175
Class A Ordinary shares
Shareholders' equity:
Ordinary shares	9	56	42
Class B Ordinary shares
Shareholders' equity:
Ordinary shares	$ 26	¥ 170	¥ 180